Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated October 1, 2012

to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares

of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012

Disclosure Related to Allianz RCM Global Commodity Equity Fund (the “Fund”)

Within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby revised to remove all references to Alec Patterson as a Portfolio Manager of the Fund.

The information relating to the Fund contained in the table under “Management of the Funds – RCM” is hereby revised to remove all references to Alec Patterson as a Portfolio Manager of the Fund.

Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated October 1, 2012

to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D Shares

of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012

Disclosure Related to Allianz RCM Global Commodity Equity Fund (the “Fund”)

Within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby revised to remove all references to Alec Patterson as a Portfolio Manager of the Fund.

The information relating to the Fund contained in the table under “Management of the Funds – RCM” is hereby revised to remove all references to Alec Patterson as a Portfolio Manager of the Fund.

Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated October 1, 2012

to the Statement of Additional Information (the “SAI”)

of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012

Disclosure Related to Allianz RCM Global Commodity Equity Fund (the “Fund”)

The subsection captioned “RCM” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is revised to remove all references to Alec Patterson as a Portfolio Manager of the Fund.